Capital Management - Components of Ratios (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted net debt to adjusted EBITDA	2.5	1.6
Adjusted EBITDA to adjusted finance costs	8	8.1
Adjusted net debt to adjusted capital	30.20%	20.70%